Corporate Development and General and Administrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Development:
Corporate advisory	$ 0	$ 0	$ 13
Geology and technical review	0	26	21
Legal	0	0	5
Salaries and remuneration	14	1	0
Sundry	4	0	0
Travel and transportation	13	22	18
Total	31	49	57
General and Administrative:
Accounting, audit and tax	28	36	39
Legal	15	15	16
Office and sundry	51	56	67
Regulatory	53	50	70
Rent	28	66	44
Total	$ 175	$ 223	$ 236